Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024		Jul. 31, 2025	Jul. 31, 2024
Interest income
Loans	[1]	$ 10,859	$ 10,922	$ 12,137		$ 33,318	$ 35,841
Securities	[1]	1,921	1,993	2,367		6,078	6,947
Securities purchased under resale agreements and securities borrowed	[1]	717	661	413		1,994	1,131
Deposits with financial institutions	[1]	623	711	766		1,997	2,415
Interest income	[1]	14,120	14,287	15,683		43,387	46,334
Interest expense
Deposits		8,075	8,267	10,106		25,430	29,780
Subordinated debentures		93	103	122		295	378
Other		459	647	593		1,726	1,847
Interest expenses		8,627	9,017	10,821		27,451	32,005
Net interest income		5,493	5,270	4,862		15,936	14,329
Non-interest income
Card revenues		228	223	220		669	643
Banking services fees		500	496	494		1,498	1,471
Credit fees		314	291	370		931	1,303
Mutual funds		641	607	570		1,883	1,659
Brokerage fees		353	349	333		1,055	941
Investment management and trust		292	288	278		866	817
Underwriting and advisory fees		234	246	202		703	534
Non-trading foreign exchange		228	216	236		708	709
Trading revenues		463	405	370		1,523	1,226
Net gain on sale of investment securities		22	7	2		60	24
Net income from investments in associated corporations		157	159	54		429	157
Insurance service results		119	121	115		365	337
Other fees and commissions		388	391	308		1,201	885
Other		54	11	(50)		111	109
Total non-interest income		3,993	3,810	3,502		12,002	10,815
Total revenue		9,486	9,080	8,364	[2]	27,938	25,144	[2]
Provision for credit losses		1,041	1,398	1,052	[2]	3,601	3,021	[2]
Profit from operating activity		8,445	7,682	7,312		24,337	22,123
Non-interest expenses
Salaries and employee benefits		2,662	2,641	2,455		8,012	7,356
Premises and technology		807	814	737		2,421	2,144
Depreciation and amortization		405	393	428	[2]	1,201	1,259	[2]
Communications		89	103	89		289	294
Advertising and business development		169	159	146		484	446
Professional		212	229	215		646	568
Business and capital taxes		177	171	167		532	521
Other		568	600	712		3,105	1,811
Total non-interest expenses		5,089	5,110	4,949		16,690	14,399
Income before taxes		3,356	2,572	2,363		7,647	7,724
Income tax expense		829	540	451	[2]	2,095	1,521	[2]
Net income		2,527	2,032	1,912	[2]	5,552	6,203	[2]
Net income attributable to non-controlling interests in subsidiaries		80	56	36	[2]	(18)	87	[2]
Net income attributable to equity holders of the Bank		2,447	1,976	1,876	[2]	5,570	6,116	[2]
Preferred shareholders and other equity instrument holders		134	135	120		391	351
Common shareholders		$ 2,313	$ 1,841	$ 1,756		$ 5,179	$ 5,765
Earnings per common share (in dollars)
Basic	[3]	$ 1.84	$ 1.48	$ 1.43		$ 4.14	$ 4.72
Diluted	[3]	1.84	1.48	1.41		4.02	4.66
Dividends paid per common share (in dollars)		$ 1.1	$ 1.06	$ 1.06		$ 3.22	$ 3.18

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,883 for the three months ended July 31, 2025 (April 30, 2025 – $13,943; July 31, 2024 – $15,230) and for the nine months ended July 31, 2025 – $42,403 (July 31, 2024 – $44,904).
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Earnings per share calculations are based on full dollar and share amounts.